SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - SGD ($)		Dec. 31, 2024	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties		$ 50,263	$ 71,477
Team General Construction Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[1]		39,502
Premium Rich Engineering Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[2]	30,283
Hing Fatt Building & Material Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[3]	$ 19,980	$ 31,975

[1]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.
[2]	100% shares held by Mr Gao
[3]	100% shares held by Mr Gao